Restructuring and Other Costs (Notes)	12 Months Ended
Dec. 31, 2012
Restructuring and Related Activities [Abstract]
Restructuring and related activities disclosure
Restructuring and Other Costs

Included in restructuring and other costs are costs related to restructuring (primarily severance payments associated with workforce reductions) and services and other expenses associated with transformation savings activities.

In the second quarter of 2012, in response to the uncertain economic outlook, the Company initiated significant restructuring programs with the intent to optimize its cost structure. Prior to the second quarter of 2012, the Company had recognized significant restructuring costs primarily related to the Momentive Combination. The Company estimates that these restructuring cost activities will occur over the next 9 to 15 months. As of December 31, 2012, the costs expected to be incurred on restructuring activities are estimated at $14, consisting mainly of workforce reductions.

The following table summarizes restructuring information by type of cost:

	Workforce reductions	Site closure costs	Other projects	Total
Future restructuring costs expected to be incurred	$14	$—	$—	$14
Cumulative restructuring costs incurred through December 31, 2012	$35	$—	$—	$35

Accrued liability at December 31, 2010	3	—	—	3
Restructuring charges	9	—	—	9
Payments	(4)	—	—	(4)
Accrued liability at December 31, 2011	8	—	—	8
Restructuring charges	23	—	—	23
Payments	(14)	$—	$—	(14)
Balance as of December 31, 2012	$17	$—	$—	$17

Workforce reduction costs primarily relate to non-voluntary employee termination benefits and are accounted for under the guidance for nonretirement postemployment benefits or as exit and disposal costs, as applicable. During the years ended December 31, 2012, 2011 and 2010, charges of $23, $9 and $3, respectively, were recorded in "Restructuring and other costs" in the Consolidated Statements of Operations. At December 31, 2012 and 2011, the Company had accrued $17 and $8, respectively, for restructuring liabilities in "Accrued expenses and other liabilities" in the Consolidated Balance Sheets. All of the restructuring activity related to the Silicones business.

For the years ended December 31, 2012, 2011 and 2010, the Company recognized other costs of $20, $24 and $20, respectively. These costs are primarily comprised of one-time payments for services and integration expenses.